A, C, I Shares | JPMorgan SmartSpending 2050 Fund
JPMorgan SmartSpendingSM 2050 Fund

Class/Ticker: A/**; C/**; I*/**

* Formerly Select Class Shares

** The share class does not have an exchange ticker symbol because it currently is not offered to the general public.
What is the goal of the Fund?
The Fund seeks to provide total return consisting of current income and capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 25 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, C, I Shares - JPMorgan SmartSpending 2050 Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	4.50%		none	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

“Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, C, I Shares - JPMorgan SmartSpending 2050 Fund		Class A		Class C	Class I
Management Fees		0.35%		0.35%	0.35%
Distribution (Rule 12b-1) Fees		0.25%		0.75%	none
Other Expenses		3.15%		3.22%	0.90%
Service Fees		0.25%		0.25%	0.25%
Remainder of Other Expenses		2.90%	[1]	2.97%	0.65%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses		0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses		4.05%		4.62%	1.55%
Fee Waivers and Expense Reimbursements	[2]	(3.31%)		(3.38%)	(1.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	0.74%		1.24%	0.49%
[1]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed 0.74%, 1.24% and 0.49% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/18, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, C, I Shares - JPMorgan SmartSpending 2050 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	522	1,336	2,166	4,310
CLASS C SHARES	226	1,089	2,058	4,515
CLASS I SHARES	50	385	744	1,755

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, C, I Shares - JPMorgan SmartSpending 2050 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	522	1,336	2,166	4,310
CLASS C SHARES	126	1,089	2,058	4,515
CLASS I SHARES	50	385	744	1,755

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the most recent fiscal period, (December 30, 2016 through June 30, 2017), the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is generally intended for investors in retirement who intend to spend down their holdings in the Fund. The Fund will invest in J.P. Morgan funds and directly in securities and other financial instruments according to an investment strategy that seeks to achieve a level of total return that supports shareholders systematically redeeming, or spending down, a portion of their investment in the Fund each year until December 31, 2050 (the Fund’s “maturity date”). In implementing the Fund’s investment strategy, J.P. Morgan Investment Management Inc., the Fund’s investment adviser (the “Adviser”), will take into account both a “sample spend down amount” and a related long-term risk and return target. The sample spend down amount is a generic hypothetical example produced by the Adviser each year that seeks to estimate a percentage of a shareholder’s investment in the Fund as of the beginning of the year that theoretically could be redeemed by a shareholder during that year while still allowing for redemptions in future years through the maturity date. It attempts to balance income needs in the current year against longevity needs (i.e., the need for income in the future). The related long-term risk and return target represents the investment return the Adviser seeks to achieve over the long-term and the risk level (e.g., the balance between asset classes) the Adviser seeks to take to achieve that long-term return in light of the sample spend down amount.

In determining investments, the Adviser will employ a multi-step process that utilizes both quantitative and qualitative inputs. First, on a date within 60 days prior to the start of each calendar year (the “calculation date”), the Adviser will use a quantitative methodology that takes into account various factors, such as past market performance, assumptions regarding future market performance, remaining time to the maturity date and data on the spending behavior of retirees in the market, to produce a preliminary sample spend down amount and associated long-term risk and return target for the Fund. Second, the Adviser will conduct a qualitative review of the preliminary sample spend down amount and long-term risk and return target based on its capital market views, the yield and volatility environment and retiree spending habits in the market as of the relevant calculation date, among other things, and finalize each for the relevant year. The Adviser will then actively manage the Fund’s portfolio, including the allocations between asset classes and investments, in an effort to seek to achieve the long-term risk and return target and provide for the sample spend down amount.

The process described above will be repeated on an annual basis. Because the Adviser will review the sample spend down amount and long-term risk and return target on an annual basis taking into account the factors noted above, asset allocations are not expected to be static from year to year. Rather, the Adviser expects that allocations between asset classes will vary and typically fall within the following ranges:

Global Equity	30–50%
Global Fixed Income	50–70%
Alternatives	0–20%
Cash & Cash Equivalents	0–20%

In addition to the annual review, the Adviser will actively review the allocations between asset classes during the year in an effort to manage the Fund’s overall volatility. In doing so, the Adviser may deviate from the expected allocation ranges noted above by +/- 15% based on the Adviser’s market outlook and/or in response to market conditions. For example, the Adviser may, among other things, seek to increase allocations to the global fixed income asset class based on its market outlook in an effort to decrease the Fund’s volatility and preserve capital. The Adviser may also, among other things, seek to increase allocations to the global equity asset class to take advantage of what it believes is an investment opportunity, provided the Adviser believes the Fund’s expected volatility level as a result of the investment will be at a level consistent with the long-term risk and return target. In instances where the Adviser believes that conditions are not favorable and substantial de-risking is necessary to preserve capital, deviations beyond +/- 15% may occur. Updated information concerning the Fund’s allocations will be available in the Fund’s shareholder reports and on the Fund’s website from time to time. In addition, the sample spend down amount will be made available on the Fund’s website each year.

The Fund gains exposure to the asset classes noted above through investments in J.P. Morgan Funds (mutual funds and exchange traded funds), exchange traded funds managed by unaffiliated investment advisers (unaffiliated ETFs) and/or through direct investments in securities and other financial instruments. The Adviser currently anticipates that the Fund’s investments will consist mainly of J.P. Morgan Funds and unaffiliated ETFs, with a majority in J.P. Morgan Funds. However, the amount of the Fund’s assets allocated to J.P. Morgan Funds, unaffiliated ETFs and direct investments will vary over time and the Fund may be invested entirely in J.P. Morgan Funds, unaffiliated ETFs or direct investments at any given point in time. The Fund may invest in securities denominated in any currency.

With respect to its global equity investments, the Fund may invest in common stock, preferred stock, convertible securities, depositary receipts, warrants to buy common stocks, J.P Morgan Funds and unaffiliated ETFs.

With respect to its global fixed income investments, the Fund may invest in bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), asset-backed securities, mortgage-backed and mortgage-related securities (which may include securities that are issued by non-governmental entities), domestic and foreign corporate bonds, high yield securities (junk bonds), loan assignments and participations (Loans), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds and unaffiliated ETFs.

The Fund’s alternative investments may include individual securities, J.P. Morgan Funds, unaffiliated ETFs and exchange traded notes (ETNs). The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, merger arbitrage strategies, real estate (including real estate investment trusts (REITs)), currencies and commodities.

The Fund may also invest in derivatives, which are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives, such as futures contracts, options and forwards, to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. For example, the Fund may utilize exchange traded futures and options to gain exposure to, or to overweight or underweight its investments among, the various asset classes and for interest rate risk management to adjust the duration position of the Fund. The Fund may also use exchange traded futures for cash management purposes. Forward currency transactions may be utilized to hedge exposure to non-dollar investments back to the U.S. dollar. Futures and options used to adjust the duration position of the Fund are not subject to or included as part of the Fund’s stated fixed income ranges. The J.P. Morgan Funds and unaffiliated ETFs in which the Fund may invest may also use derivatives.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The J.P. Morgan Funds and unaffiliated ETFs in which the Fund may invest may also enter into short sales.

Because it is assumed that shareholders will be spending down amounts invested in the Fund each year until the maturity date, the Fund’s assets are expected to decline over time and approach zero on the maturity date, at which time it is expected that the Fund will be liquidated. The Fund is not a target date fund that follows a “glidepath” in which the mix of investments among asset classes becomes more conservative over time according to a predetermined path. Rather, the Fund’s allocations among asset classes will vary from year to year and may become more conservative or more aggressive in any given year based upon the Adviser’s annual review, but without regard to any particular shareholder’s behavior.

The sample spend down amount is not expected to be level from year to year and instead will likely vary each year based upon changes in the underlying considerations noted above. In addition, the long-term risk and return target of the Fund in any given year, including any income earned by the Fund, is not designed to be equal to or greater than the sample spend down amount for such year and, if you choose to follow the sample spend down amount, redeeming shares will reduce your investment in the Fund. There is no assurance that the Adviser will meet its long-term risk and return target and the sample spend down amount in any given year may be zero. Many of the assumptions and factors upon which the sample spend down amount will be based are the result of estimates and judgment calls by the Adviser. If those assumptions and factors are inaccurate or incomplete, the sample spend down amount may not accurately reflect the amount that a shareholder could redeem during the year while still allowing for redemptions in future years. Shareholders should not consider the Fund as a complete solution for his or her investment or retirement income needs or as a guarantee of income. The sample spend down amount calculation assumes the reinvestment of dividends.

The provision of a sample spend down amount is for the purpose of outlining a possible theoretical course of action. The sample spend down amount is a generic hypothetical example as of a specific calculation date that does not consider, nor is it based upon, a shareholder’s specific circumstances including his or her age, financial needs, risk tolerance, required minimum distribution amount under the Internal Revenue Code with respect to any year, if any, other assets and overall investment objectives. No suggestion is offered herein that any particular redemption amount is advisable under the circumstances outlined in the sample spend down amount, and, more generally, there is no recommendation herein regarding any particular course of conduct in any particular situation or with respect to any particular shareholder. The sample spend down amount does not constitute and is not intended to constitute a suggestion, recommendation or impartial advice of any kind. Instead, it will be presented merely for educational purposes so as to give an indication as to the kinds of approaches that may be possible, and each investor should make an independent decision regarding how to proceed based on the investor’s own independent analysis, taking into account whatever independent advice from the investor’s professional adviser or other third parties that the investor may regard as necessary or appropriate to obtain.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Sample Spend Down Amount Risk. The JPMorgan SmartSpending 2050 Fund is designed for investors in retirement who intend to spend down their holdings in the Fund. However, the Fund is not a complete retirement program, there is no guarantee that the Fund will provide sufficient retirement income and the sample spend down amount for any given year may be zero in order to preserve capital. You should not rely solely on the sample spend down amount in determining your retirement income needs. Prior to investing in the Fund, you should be aware of the following:

1. The Fund is not designed for the accumulation of assets prior to retirement. If you choose to redeem shares in accordance with the sample spend down amount and the Fund outperforms after you have redeemed shares, you will not participate in the appreciation of assets on the amount you redeemed.

2. The Fund is not a target date Fund and while the Adviser will seek to manage the overall volatility of the Fund, it may not be successful in doing so and the Fund’s risk profile may be more or less aggressive from year to year. Your risk tolerance may change over time and the Adviser may change the Fund’s long-term risk and return target, including, but not limited to, in response to Fund performance. For example, to the extent the Fund underperforms (outperforms) the long-term risk and return target for a given year, it may lead to a decrease (increase) in the sample spend down amount or an increase (decrease) in the long-term risk and return target in subsequent years. It is important that you re-evaluate your investment in the Fund periodically.

3. The sample spend down amount is calculated solely as of the applicable calculation date and does not take into account any subsequent changes to the basis upon which it is calculated, such as changes in the Adviser’s assumptions regarding future market performance. In this regard, once a sample spend down amount is set for a given year, the Adviser does not expect to modify it during the year. Rather, any changes to the sample spend down amount, including changes to account for unexpected investment performance, will be made in the next annual calculation.

Investment Risk. The Fund’s share price will change daily based on the performance of its underlying investments. The ability of the Fund to meet its investment objective is directly related to its asset allocation among underlying funds and its direct investments and the ability of the underlying funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, the Fund may not achieve its objective. If the Fund is unable to achieve its objective, the sample spend down amount may be zero and the amount you can redeem for use in retirement may be less than if you had not invested in the Fund.

Maturity Date Risk. While assets invested in the Fund are expected to decline over time and equal zero on the maturity date, the Fund may be liquidated prior to the maturity date. For example, as assets decline and approach zero, there may be a point before the maturity date where the Adviser can no longer manage the Fund in-line with its investment goal and the Fund may be liquidated at the discretion of the Board of Trustees. In addition, as assets in the Fund decline, the expenses of the Fund may increase.

Investment Company and ETF Risks. The Fund invests in other J.P. Morgan Funds and unaffiliated ETFs (underlying funds) as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from certain of the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest. Certain ETFs and other underlying funds may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Foreign Securities, Emerging Markets, and Currency Risk. The Fund may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Fund may engage in various strategies to hedge against currency risk, it is not required to do so. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations.

Derivatives Risk. Derivatives, including futures contracts, options and forwards, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund may invest in both residential or commercial mortgage-related and asset-backed securities including so called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Inflation-Linked Securities Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, Currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Distributions to holders of preferred securities are typically paid before any distributions are paid to holders of common stock. However, preferred securities may include provisions that permit the issuer, at its discretion, to defer paying distributions. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Preferred securities generally have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods. Preferred securities, in certain instances, may be redeemed by the issuer prior to a specified date, which may negatively impact the return of the security held by the Fund. Preferred securities may be highly sensitive to changes in long-term interest rates and/or changes in underlying issuer credit since preferred securities generally do not have a maturity date. In addition, the preferred securities the Fund invests in may be rated below investment grade, which could increase their risks.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

Transactions Risk. The Fund is generally intended for investors in retirement who intend to redeem their holdings in the Fund. As the Fund approaches the maturity date, redemptions may increase. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on December 30, 2016 and has had limited performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.